STOCK-BASED COMPENSATION EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION EXPENSE
7.	STOCK-BASED COMPENSATION EXPENSE

Stock Option Plan

In connection with the Business Combination, the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”), under which the Company grants cash and equity incentive awards to directors, employees (including named executive officers) and consultants in order to attract, motivate and retain the talent for which the Company competes. The Company terminated the 2016 Stock Plan, provided that the outstanding awards previously granted under the 2016 Plan continue to remain outstanding under the 2016 Plan. Under the 2021 Plan, as of March 31, 2022, the Company has authorized to issue a maximum number of 58,713,535 shares of Class A common stock, with annual increases beginning January 1, 2022 and ending on and including January 1, 2031 of 5% of the aggregate number of shares of Class A common stock outstanding on the last day of the preceding calendar year.

Embark Trucks adopted the 2016 Stock Plan in October 2016 (the “2016 Plan”). The 2016 Plan authorized the grant of incentive stock options, non-statutory stock options, and restricted stock awards to employees, directors, and consultants. The 2016 Plan also initially reserved 993,542 shares of common stock (8,941,878 shares post-split in June 2018) for issuance and designated forfeited option shares to be returned to the option reserve. Options may be early exercised and are exercisable for a term of 10 years from the date of grant. As of March 31, 2022, the Company had registered 79,742,504 shares to be reserved for option grants, RSUs and PSUs previously issued under the 2016 Plan. The Company will not issue additional awards under the 2016 Plan.

Stock Option Valuation

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions.

The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term — The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.

Expected Volatility — As the Company’s shares are not actively traded, the volatility is based on a benchmark of comparable companies within the automotive and energy storage industries.

Expected Dividend Yield — The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate — The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

	Three Months Ended March 31,
	2022	2021
Risk-free interest rate	n/a	0.55 – 1.10%
Expected term (in years)	n/a	5.47 – 6.07
Expected dividend yield	n/a	0%
Expected volatility	n/a	36.88 – 51.52%

The company did not grant any stock options for the three months ended March 31, 2022.

Option Activity

Changes in stock options are as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual	Intrinsic
	Options	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2021	25,358,455	$0.20	6.9	$215,093
Exercised	(3,615,572)	0.11		$20,770
Repurchased	13,984	0.29
Cancelled	(277,235)	0.59
Outstanding at March 31, 2022	21,479,632	$0.21	6.7	$121,910
Vested and exercisable as of March 31, 2022	15,271,274	$0.13	6.0	$88,014

The aggregate intrinsic value in the above table is calculated as the difference between the estimated fair value of the Company’s common stock price and the exercise price of the stock options. The company did not grant any stock options for the three months ended March 31, 2022. The weighted average grant date fair value per share for the stock option grants during the three months ended March 31, 2021 was $1.88. As of March 31, 2022, the total unrecognized compensation related to unvested stock option awards granted was $5.02 million, which the Company expects to recognize over a weighted-average period of approximately 2.4 years.

Restricted Stock Units

Prior to the Business Combination, Embark Trucks also granted employees RSUs which are subject to performance and service-based vesting conditions. As the Company went public upon the completion of the Business Combination in November 2021, the performance condition had been met. The RSUs generally vest over either a four year period with 25% of the awarded vesting after the first-year anniversary and one-thirty sixth of the remainder of the award vesting monthly thereafter. Vesting is contingent upon such employee’s continued service on such vesting date. RSUs are generally subject to forfeiture if employment terminates prior to the release of vesting restrictions. The Company may grant RSUs with different vesting terms from time to time.

For the three months ended March 31, 2022, the Company recognized $12.9 million stock-based expense associated with such RSUs. For the three months ended March 31, 2021, the Company did not recognize any stock-based expense associated with such RSUs as the performance condition had not been satisfied until November 10, 2021. As of March 31, 2022, there was $41.0 million unrecognized stock-based compensation expense related to outstanding RSUs granted to employees, with a weighted-average remaining vesting period of 3.9 years.

A summary of the Company’s RSU activities and related information is as follows:

		Weighted Average
	Number of	Grant date Fair
	Shares	Value Per Share
Balance as of December 31, 2021	9,616,774	$8.44
Forfeited	(111,572)	8.96
Vested	(187,977)	8.36
Balance as of March 31, 2022	9,317,225	$8.43

Performance Stock Units

During 2021, Embark Trucks granted PSUs to its employees. The PSUs are subject to certain market and performance-based conditions which require the Company to become a registered public company and meet market conditions that are based on the Company achieving six different valuation tranches as derived from the achievement of escalating share price thresholds of $20.00, $35.00, $50.00, $65.00, $80.00 and $100.00 (calculated based on the 90-day volume weighted average price or, in the event of a change in control, the fair market value based on the terms of such change in control) following the first anniversary of the consummation of the Business Combination. The market condition can be achieved over ten years in relation to the pre-money valuation prior to the Business Combination. Once the performance condition has been achieved or is considered probably of being achieved, the related stock-based compensation is recognized based on a graded attribution method.

For the three months ended March 31, 2022, the Company recognized $2.6 million stock-based expense associated with such PSUs. For the three months ended March 31, 2021, the Company did not recognize any stock-based expense associated with such PSUs as the performance condition had not been satisfied until November 10, 2021. As of March 31, 2022, there was $81.0 million unrecognized stock-based compensation expense related to outstanding PSUs granted to employees, with a weighted-average remaining vesting period of 8.1 years.

The Company’s PSUs activity for the three months ended March 31, 2022 was as follows:

Weighted Average
	Number of	Grant date Fair
	Shares	Value Per Share
Balance as of December 31, 2021	44,715,756	$1.97
Granted	—	—
Forfeited	—	—
Vested	—	—
Balance as of March 31, 2022	44,715,756	$1.97

Common Stock Units

The Company is obligated to issue shares of Class A common stock upon the vesting of certain restricted stock awards that resulted from Embark Trucks warrants that were issued prior to the Business Combination. Pursuant to the terms of these warrant awards, the restricted stock awards were issued for services at the time of consummation of the Business Combination, and are subject to service vesting terms, with the shares being subject to cancellation. The pre-Business Combination warrants were exercised in their entirety on a cashless basis, with the unvested shares being excluded from the stockholders’ equity and becoming subject to the service vesting condition going forward. Early exercises are reclassified to additional paid-in capital as the Company’s cancellation right lapses. The number of unvested shares of Class A common stock were 1,347,848 as of March 31, 2022.

As of March 31, 2022, there was $3.8 million unrecognized stock-based compensation expense related to outstanding Common Stock Units (“CSUs”) granted to non-employees, with a weighted-average remaining vesting period of 2.16 years.

The Company’s CSUs activity for the three months ended March 31, 2022 was as follows:

Weighted Average
Number of	Grant date Fair
Shares	Value Per Share
Balance as of December 31, 2021	1,481,065	$2.48
Granted	—	—
Forfeited	—	$—
Vested	(133,217)	2.48
Balance as of March 31, 2022	1,347,848	$2.48

The following table presents the impact of stock-based compensation expense on the condensed consolidated statements of operations for the three months ended March 31, 2022 and 2021, respectively (in thousands):

	Three Months Ended March 31,
	2022	2021
Research and development	$3,765	$311
General, and administrative	12,837	251
Total stock-based compensation expense	$16,602	$562

Total stock-based compensation that was capitalized into internally developed software asset was $0.2 million and nil during the three months ended March 31, 2022 and 2021, respectively.

7.	STOCK-BASED COMPENSATION EXPENSE

Stock Option Plan

In connection with the Business Combination, the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”), under which the Company grants cash and equity incentive awards to directors, employees (including named executive officers) and consultants in order to attract, motivate and retain the talent for which the Company competes. The Company terminated the 2016 Stock Plan, provided that the outstanding awards previously granted under the 2016 Plan continue to remain outstanding under the 2016 Plan. Under the 2021 Plan, as of December 31, 2021, the Company has authorized to issue a maximum number of 58,713,535 shares of Class A common stock, with annual increases beginning January 1, 2022 and ending on and including January 1, 2031 of 5% of the aggregate number of shares of Class A common stock outstanding on the last day of the preceding calendar year.

The Company adopted the 2016 Stock Plan in October 2016 (the “Plan”). The 2016 Plan authorized the grant of incentive stock options, non-statutory stock options, and restricted stock awards to employees, directors, and consultants. The 2016 Plan also initially reserved 993,542 shares of common stock (8,941,878 shares post-split in June 2018) for issuance and designated forfeited option shares to be returned to the option reserve. Options may be early exercised and are exercisable for a term of 10 years from the date of grant.As of December 31, 2020, the Company’s board of directors had authorized 33,959,633 shares to be reserved for options grants under the 2016 Plan. The Company had 6,523,460 shares available for issuance as of December 31, 2020.

Stock Option Valuation

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions.

The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term — The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.

Expected Volatility — As the Company’s shares are not actively traded, the volatility is based on a benchmark of comparable companies within the automotive and energy storage industries.

Expected Dividend Yield — The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate — The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.55‑1.09%	0.29‑1.63%
Expected term (in years)	5.47‑6.07	5.66‑6.28
Expected dividend yield.	0%	0%
Expected volatility	36.88‑46.74%	31.29‑36.85%

The following table presents the impact of stock-based compensation expense on the Statements of Operations for the years ended December 31, 2021 and 2020 respectively (in thousands):

	Years Ended December 31,
	2021	2020

Research and development	$16,594	$743
General, and administrative	30,961	99
Sales and Marketing	$52	$—
Total stock-based compensation expense	$47,607	$842

Total stock-based compensation that was capitalized into internally developed software asset was $0.2 million and $0.1 million during the years ended December 31, 2021 and 2020, respectively.

Option Activity

Changes in stock options are as follows:

			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of Options	Exercise Price	Contractual	Value
	Outstanding	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2019	23,191,158	$0.07	8.29	$9,469
Granted	6,787,303	0.28
Exercised	(1,934,106)	0.07		1,226
Cancelled	(2,627,039)	0.10
Outstanding at December 31, 2020	25,417,316	$0.12	7.68	$15,194
Granted	3,152,285	0.78
Exercised	(1,781,794)	0.15		6,123
Cancelled	(1,429,352)	0.21
Outstanding at December 31, 2021	25,358,455	$0.20	6.89	$215,093
Vested and exercisable as of December 31, 2021	17,675,057	$0.10	6.17	$151,634

The weighted-average grant date fair value of stock options issued for the years ended December 31, 2021 and 2020 were, $1.86 and $0.42, respectively. The total intrinsic value of stock options exercised was $6.1 million and $1.2 million for the years ended December 31, 2021 and 2020, respectively. The fair value of awards vested in the years ended December 31, 2021 and 2020 was $2.4 million and $1.0 million, respectively.

Restricted Stock Units

During the period ended December 31, 2021, the Company granted RSUs to its employees. The RSUs are subject to performance and service-based vesting conditions satisfied over four years with one-fourth of the award vesting after the first-year anniversary and one-forty eighth of the award vesting monthly thereafter. The related stock-based compensation is recognized based on a graded attribution method. For the period ended December 31, 2021, the Company recognized stock-based compensation associated with such RSUs as the performance condition has been met as of November 10, 2021, in the amount of $25.9 million. The company recognized the expense based on an accelerated attribution method.

As of December 31, 2021, there was $55.4 million unrecognized stock-based compensation expense related to outstanding RSUs granted to employees, with a weighted-average remaining vesting period of 4.0 years.

The Company’s RSUs activity for the year ended December 31, 2021 was as follows:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	9,630,307	8.44
Forfeited	(9,194)	8.48
Vested	(4,339)	9.01
Outstanding at December 31, 2021	9,616,774	$8.44

Performance Stock Units

During the year ended December 31, 2021, the Company granted PSUs to its employees. The PSUs are subject to certain market and performance-based conditions which require the Company to become a registered public company and meet market conditions that are based on the Company achieving six different valuation tranches as derived from the achievement of escalating share price thresholds of $20.00, $35.00, $50.00, $65.00, $80.00 and $100.00 (calculated based on the 90-day volume weighted average price or, in the event of a change in control, the fair market value based on the terms of such change in control) following the first anniversary of the consummation of the Business Combination. The market condition can be achieved over ten years in relation to the pre-money valuation prior to the Business Combination. Once the performance condition has been achieved or is considered probably of being achieved, the related stock-based compensation is recognized based on a graded attribution method. For the period ended December 31, 2021, given the performance condition was achieved through the Business Combination, the Company recognized stock-based compensation associated with such PSUs in the amount of $4.5 million. The company recognized the expense based on an accelerated attribution method.

As of December 31, 2021, there was $83.6 million unrecognized stock-based compensation expense related to outstanding PSUs granted to employees, with a weighted-average remaining vesting period of 8.74 years.

The Company’s PSUs activity for the year ended December 31, 2021 was as follows:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	44,715,756	1.97
Forfeited	—	—
Vested	—	—
Outstanding at December 31, 2021	44,715,756	$1.97

Common Stock Units

The Company issued shares of Class A common stock upon the exercise of certain Embark warrants issued for services at the time of consummation of the Business Combination, which was subject to vesting terms, with the shares being subject to cancellation. These warrants were exercised on a cashless basis, with the unvested shares being excluded from the stockholders’ equity. Early exercises are reclassified to additional paid-in capital as the Company’s cancellation right lapses. The number of unvested shares of Class A common stock were 1,481,065 as of December 31, 2021.

As of December 31, 2021, there was $4.2 million unrecognized stock-based compensation expense related to outstanding Common Stock Units (“CSUs”) granted to non-employees, with a weighted-average remaining vesting period of 2.37 years.

The Company’s CSUs activity for the year ended December 31, 2021 was as follows:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding at December 31, 2020	—	$—
Granted	2,256,861	2.48
Forfeited	—	—
Vested	(775,796)	2.48
Outstanding at December 31, 2021	1,481,065	$2.48